Organization and Business Operations (Details) - USD ($)									5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 19, 2025	Aug. 15, 2025	Aug. 13, 2025	Apr. 09, 2025	Apr. 05, 2025	Apr. 02, 2025	Feb. 01, 2025	Aug. 16, 2022	Aug. 13, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Organization and Business Operations [Line Items]
Company incorporation date										Mar. 27, 2025		Mar. 27, 2025
Year of inception											March 27, 2025 (inception) through December 31, 2025
Proceeds from sale of public units									$ 150,000,000		$ 150,000,000
Number of shares in each unit (in Shares)										1	1
Proceeds from exercise of over-allotment option											$ 22,500,000
Proceeds from sale of Private Placement Units, net of subscription note receivable											4,150,000
Transaction costs										$ 7,262,013	7,262,013
Cash underwriting fee										1,500,000	1,500,000
Deferred underwriting fee										4,500,000	4,500,000
Other offering costs										$ 1,262,013	$ 1,262,013
Fair market value net balance percentage										80.00%	80.00%
Maximum government treasury obligation maturity days											185 days
Initial business combination term										18 months	18 months
Obligation to redeem public shares if entity does not complete a business combination										100.00%	100.00%
Anticipated price per public share (in Dollars per share)			$ 9.74						$ 9.74
Interest to pay dissolution expenses										$ 100,000	$ 100,000	$ 100,000
Cash										1,027,588	1,663,042	1,663,042
Working capital deficit										826,791	1,655,718
Percentage of domestic tariff							25.00%
Percentage of additional tariff							10.00%
Minimum imposing percentage						10.00%
Effect targeted nations				145.00%
U.S. federal excise tax								1.00%
Excise tax, percentage								1.00%
Deferred underwriting commissions										$ 5,175,000	$ 4,500,000	$ 4,500,000
Post-Business Combination [Member]
Organization and Business Operations [Line Items]
Percentage of outstanding voting securities										50.00%	50.00%	50.00%
Minimum [Member]
Organization and Business Operations [Line Items]
Effect targeted nations					11.00%
Maximum [Member]
Organization and Business Operations [Line Items]
Effect targeted nations					50.00%
IPO [Member]
Organization and Business Operations [Line Items]
Number of units issued (in Shares)			15,000,000
Price per unit (in Dollars per share)			$ 10						10
Proceeds from sale of public units			$ 150,000,000							$ 22,500,000	$ 22,500,000
Purchase price			$ 4,650,000								$ 4,650,000
Anticipated price per public share (in Dollars per share)										$ 10	$ 10	$ 10
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Price per unit (in Dollars per share)		$ 10
Proceeds from sale of public units		$ 22,500,000								$ 150,000,000	$ 150,000,000
Option exercise (in Shares)		2,250,000
Proceeds from exercise of over-allotment option	$ 22,500,000									$ 22,500,000
Private Placement [Member]
Organization and Business Operations [Line Items]
Number of units issued (in Shares)			465,000								465,000
Price per unit (in Dollars per share)			$ 10						$ 10		$ 10	10
Proceeds from sale of Private Placement Units, net of subscription note receivable			$ 4,650,000								$ 4,650,000
Purchase price			4,650,000
Subscription receivable			$ 500,000								$ 500,000
Trust Account [Member]
Organization and Business Operations [Line Items]
Anticipated price per public share (in Dollars per share)										$ 10	$ 10	10
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Number of units issued (in Shares)										17,250,000	17,250,000
Number of shares in each unit (in Shares)			1								1
Anticipated price per public share (in Dollars per share)											$ 0.241	$ 0.241
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Business Operations [Line Items]
Proceeds from sale of public units			$ 150,000,000
Number of shares in each unit (in Shares)			1
Class A Ordinary Shares [Member] | Private Placement [Member]
Organization and Business Operations [Line Items]
Number of shares in each unit (in Shares)			1								1